SALES OF FUTURE RECEIPTS	12 Months Ended
Dec. 31, 2024
Sales Of Future Receipts
SALES OF FUTURE RECEIPTS

10.	SALES OF FUTURE RECEIPTS

	2024	2023
Sale of Future Receipts payable
Opening Balance January	$1,467,899	$-
Payment received in the year	$1,478,776	$1,437,142
repayments in receipts in the year	$(3,564,283)	$(532,285)
Interest expense for the year	$2,306,044	$563,042
Closing Balance December 31	$1,688,435	$1,467,899

During the years ended December 31, 2024 and 2023, the Company entered into multiple agreements for the sale of future receipts with the same purchaser. Under the terms of these agreements, the Company received advances in exchange for a percentage of its future revenues, with specified repayment terms and interest rates, as follows:

(a) On October 11, 2023, the Company entered into an agreement to sell future receipts in the amount of $1,152,000. The Company received net proceeds of $760,000 after transaction fees. The advance was repayable in weekly installments of $41,143 over 28 weeks, accruing interest at a rate of 3.1% per week. In December 2023, the remaining balance under this agreement was rolled into a new agreement.

(b) On December 6, 2023, the Company entered into a new agreement to sell future receipts in the amount of $2,268,000, which included the outstanding balance of the October 2023 agreement. The Company received net proceeds of $677,142 after transaction fees. The advance was repayable in weekly installments of $81,000 over 28 weeks, accruing interest at a rate of 3.1% per week. As of December 31, 2023, the outstanding principal balance was $1,435,999 and accrued interest was $31,900.

(c) On January 31, 2024, the Company entered into an agreement to sell future receipts in the amount of $489,331. The Company received net proceeds of $323,632 after transaction fees. The advance was repayable in weekly installments of $17,476 over 28 weeks, accruing interest at a rate of 3.1% per week. This agreement was fully repaid as of September 30, 2024.

(d) On March 26, 2024, the Company entered into an agreement to sell future receipts in the amount of $2,920,000, which included the rollover of the remaining balance of the December 2023 agreement. The Company received net proceeds of $401,143 after transaction fees. The advance was repayable in weekly installments of $100,690 over 28 weeks, accruing interest at a rate of 3.2% per week. As of September 30, 2024, the outstanding principal balance was $996,048, including accrued interest.

(e) On October 16, 2024, the Company entered into an agreement to sell future receipts in the amount of $1,920,050, which included the rollover of the remaining balance of the March 2024 agreement. The total repayment amount was $2,803,273, payable in weekly installments of $50,000 for 10 weeks followed by $104,694 for 22 weeks, accruing interest at a rate of 3.2% per week. As of December 31, 2024, the outstanding principal balance was $1,688,435.

Each agreement is collateralized by 15% of the Company’s future revenues until repayment in full and secured by a security interest in the Company’s present and future accounts receivable.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023